Income Taxes - Schedule of Applicable Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Effective Income Tax Rate Reconciliation, Amount
Income before provision for income tax (benefit)	$ 432	$ 25,089	$ 28,214
Tax at statutory federal income tax rate	91	5,269	5,925
Tax-exempt income, net	(509)	(821)	(733)
State income tax (benefit), net of federal tax benefit	53	(106)	498
Other, net	(159)	(4)	7
Total income tax (benefit)	$ (524)	$ 4,338	$ 5,697
Effective Income Tax Rate Reconciliation, Percent
Tax at statutory federal income tax rate (in percent)	21.00%	21.00%	21.00%
Tax-exempt income, net (in percent)	(117.88%)	(3.27%)	(2.60%)
State income tax, net of federal tax benefit (in percent)	12.25%	(0.42%)	1.76%
Other, net (in percent)	(36.86%)	(0.02%)	0.03%
Provision for income tax expense (benefit) (in percent)	(121.49%)	17.29%	20.19%